EQUITY - Others (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net income attributable to FRONTEO's shareholders and transfers from noncontrolling interest
Net income attributable to FRONTEO, Inc. shareholders	¥ (417,632)	¥ 218,453	¥ (448,350)
Transfers from noncontrolling interest
Increase in additional paid-in capital for acquisition of noncontrolling interest of a subsidiary		37
Net transfers from noncontrolling interest		37
Change from net income attributable to FRONTEO, Inc. shareholders and transfers from noncontrolling interest		¥ 218,490